Fair values of financial assets and liabilities	6 Months Ended
Jun. 30, 2019
Fair values of financial assets and liabilities
Fair values of financial assets and liabilities

15.        Fair values of financial assets and liabilities

The valuations of financial instruments have been classified into three levels according to the quality and reliability of information used to determine those fair values. Note 44 to the Group’s 2018 financial statements describes the definitions of the three levels in the fair value hierarchy.

Valuation control framework

Key elements of the valuation control framework, which covers processes for all levels in the fair value hierarchy including level 3 portfolios, include model validation (incorporating pre-trade and post-trade testing), product implementation review and independent price verification. Formal committees meet quarterly to discuss and approve valuations in more judgemental areas.

Transfers into and out of level 3 portfolios

Transfers out of level 3 portfolios arise when inputs that could have a significant impact on the instrument’s valuation become market observable; conversely, transfers into the portfolios arise when sources of data cease to be observable.

Valuation methodology

For level 2 and level 3 portfolios, there is no significant change to the valuation methodology (techniques and inputs) disclosed in the Group’s 2018 Annual Report on Form 20-F applied to these portfolios.

The table below summarises the carrying values of financial assets and liabilities presented on the Group’s balance sheet. The fair values presented in the table are at a specific date and may be significantly different from the amounts which will actually be paid or received on the maturity or settlement date.

	30 June 2019		31 December 2018
	Carrying	Fair	Carrying	Fair
	value	value	value	value
	£m	£m	£m	£m
Financial assets
Financial assets at fair value through profit or loss	6,904	6,904	23,256	23,256
Derivative financial instruments	10,748	10,748	11,293	11,293

Loans and advances to banks	4,202	4,201	3,692	3,655
Loans and advances to customers	472,187	473,818	464,044	463,796
Debt securities	5,318	5,311	5,095	5,107
Due from fellow Lloyds Banking Group undertakings	1,887	1,887	1,878	1,878
Financial assets at amortised cost	483,594	485,217	474,709	474,436
Financial assets at fair value through other comprehensive income	26,680	26,680	24,368	24,368
Financial liabilities
Deposits from banks	29,984	29,953	26,263	26,245
Customer deposits	394,233	394,458	391,251	391,524
Due to fellow Lloyds Banking Group undertakings	17,514	17,514	19,663	19,663
Financial liabilities at fair value through profit or loss	8,237	8,237	17,730	17,730
Derivative financial instruments	9,675	9,675	10,911	10,911
Debt securities in issue	69,341	70,003	64,533	66,379
Subordinated liabilities	12,432	14,378	12,745	14,460

The carrying amount of the following financial instruments is a reasonable approximation of fair value: cash and balances at central banks, items in the course of collection from banks, items in course of transmission to banks and notes in circulation.

The Group manages valuation adjustments for its derivative exposures on a net basis; the Group determines their fair values on the basis of their net exposures. In all other cases, fair values of financial assets and liabilities measured at fair value are determined on the basis of their gross exposures.

The following tables provide an analysis of the financial assets and liabilities of the Group that are carried at fair value in the Group’s consolidated balance sheet, grouped into levels 1 to 3 based on the degree to which the fair value is observable.

Financial assets

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
At 30 June 2019
Financial assets at fair value through profit or loss:
Loans and advances to customers	—	3,429	2,334	5,763
Loans and advances to banks	—	67	—	67
Debt securities	431	508	—	939
Equity shares	129	6	—	135
Treasury and other bills	—	—	—	—
Total financial assets at fair value through profit or loss	560	4,010	2,334	6,904
Financial assets at fair value through other comprehensive income:
Debt securities	15,220	10,947	56	26,223
Equity shares	—	—	—	—
Treasury and other bills	457	—	—	457
Total financial assets at fair value through other comprehensive income	15,677	10,947	56	26,680
Derivative financial instruments	—	10,722	26	10,748
Total financial assets carried at fair value	16,237	25,679	2,416	44,332

At 31 December 2018
Financial assets at fair value through profit or loss:
Loans and advances to customers	—	17,290	2,721	20,011
Loans and advances to banks	—	236	—	236
Debt securities	2,293	560	—	2,853
Equity shares	150	6	—	156
Total financial assets at fair value through profit or loss	2,443	18,092	2,721	23,256
Financial assets at fair value through other comprehensive income:
Debt securities	18,847	5,247	53	24,147
Treasury and other bills	221	—	—	221
Total financial assets at fair value through other comprehensive income	19,068	5,247	53	24,368
Derivative financial instruments	—	11,288	5	11,293
Total financial assets carried at fair value	21,511	34,627	2,779	58,917

Financial liabilities

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m

At 30 June 2019
Financial liabilities at fair value through profit or loss:
Liabilities held at fair value through profit or loss	—	7,930	52	7,982
Trading liabilities	70	185	—	255
Total financial liabilities at fair value through profit or loss	70	8,115	52	8,237
Derivative financial instruments	—	9,326	349	9,675
Total financial liabilities carried at fair value	70	17,441	401	17,912

At 31 December 2018
Financial liabilities at fair value through profit or loss:
Liabilities held at fair value through profit or loss	—	7,085	—	7,085
Trading liabilities	67	10,578	—	10,645
Total financial liabilities at fair value through profit or loss	67	17,663	—	17,730
Derivative financial instruments	—	10,903	8	10,911
Total financial liabilities carried at fair value	67	28,566	8	28,641

Movements in level 3 portfolio

The tables below analyse movements in the level 3 financial assets portfolio.

		Financial
	Financial	assets at		Total
	assets at	fair value		financial
	fair value	through other		assets
	through profit	comprehensive	Derivative	carried at
	or loss	income	assets	fair value
	£m	£m	£m	£m

At 1 January 2019	2,721	53	5	2,779
Exchange and other adjustments	1	—	—	1
Gains recognised in the income statement within other income	2	—	—	2
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	—	4	—	4
Purchases	483	—	—	483
Sales	(1,272)	(1)	—	(1,273)
Transfers into the level 3 portfolio	399	—	21	420
Transfers out of the level 3 portfolio	—	—	—	—
At 30 June 2019	2,334	56	26	2,416
Gains (losses) recognised in the income statement within other income relating to those assets held at 30 June 2019	—	—	—	—

		Financial
	Financial	assets at		Total
	assets at	fair value		financial
	fair value	through other		assets
	through profit	comprehensive	Derivative	carried at
	or loss	income	assets	fair value
	£m	£m	£m	£m

At 1 January 2018	2,037	302	1,056	3,395
Exchange and other adjustments	7	(1)	—	6
Gains recognised in the income statement within other income	38	—	2	40
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	—	1	—	1
Purchases	8	—	—	8
Sales	—	(91)	(983)	(1,074)
Transfers into the level 3 portfolio	193	334	—	527
Transfers out of the level 3 portfolio	—	(193)	—	(193)
At 30 June 2018	2,283	352	75	2,710
Gains (losses) recognised in the income statement within other income relating to those assets held at 30 June 2018	12	—	2	14

The tables below analyse movements in the level 3 financial liabilities portfolio.

	Financial		Total
	liabilities at		financial
	fair value		liabilities
	through	Derivative	carried at
	profit or loss	liabilities	fair value
	£m	£m	£m

At 1 January 2019	—	8	8
Losses recognised in the income statement within other income	—	8	8
Additions	—	—	—
Redemptions	(1)	(12)	(13)
Transfers into the level 3 portfolio	53	345	398
Transfers out of the level 3 portfolio	—	—	—
At 30 June 2019	52	349	401
Losses recognised in the income statement within other income relating to those liabilities held at 30 June 2019	—	8	8

		Total
		financial
		liabilities
	Derivative	carried at
	liabilities	fair value
	£m	£m

At 1 January 2018	804	804
Exchange and other adjustments	—	—
Gains recognised in the income statement within other income	(30)	(30)
Additions	—	—
Redemptions	(649)	(649)
Transfers into the level 3 portfolio	—	—
Transfers out of the level 3 portfolio	—	—
At 30 June 2018	125	125
Gains recognised in the income statement within other income relating to those liabilities held at 30 June 2018	(30)	(30)

The tables below set out the effects of reasonably possible alternative assumptions for categories of level 3 financial assets and financial liabilities which have an aggregated carrying value greater than £500 million.

				At 30 June 2019
					Effect of reasonably
					possible alternative
		Significant			assumptions[1]
		unobservable		Carrying	Favourable	Unfavourable
Valuation technique(s)		inputs	Range[2]	value	changes	changes
				£m	£m	£m
Financial assets at fair value through profit or loss:
Loans and advances to customers	Discounted cashflows	Inferred spreads (bps)	76bps / 104bps	2,334	—	—
				2,334	23	(27)
Financial assets at fair value through other comprehensive income:				56	—	—
Derivative financial assets:
Interest rate derivatives	Option pricing model	Interest rate volatility	7% / 121%	26	—	—
				26	—	—
Financial assets carried at fair value				2,416	—	—
Financial liabilities at fair value through profit or loss				52	—	—
Derivative financial liabilities:
Interest rate derivatives	Option pricing model	Interest rate volatility	7% / 121%	349	—	—
Financial liabilities carried at fair value				401	—	—
[1]	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]	The range represents the highest and lowest inputs used in the level 3 valuations.

				At 31 December 2018
					Effect of reasonably
					possible alternative
		Significant			assumptions[1]
		unobservable		Carrying	Favourable	Unfavourable
Valuation technique(s)		inputs	Range[2]	value	changes	changes
				£m	£m	£m
Financial assets at fair value through profit or loss:
Loans and advances to customers	Discounted cashflows	Inferred spreads (bps)	97 bps / 103 bps	2,721	35	(35)
				2,721	—	—
Financial assets at fair value through other comprehensive income				53	—	—
Derivative financial assets:
Interest rate derivatives	Option pricing model	Interest rate volatility	19% / 80%	5	—	—
				5	—	—
Financial assets carried at fair value				2,779	—	—
Derivative financial liabilities:
Interest rate derivatives	Option pricing model	Interest rate volatility	19% / 80%	8	—	—
				8	—	—
Financial liabilities carried at fair value				8	—	—
[1]	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]	The range represents the highest and lowest inputs used in the level 3 valuations.

Unobservable inputs

Significant unobservable inputs affecting the valuation of debt securities, unlisted equity investments and derivatives are unchanged from those described in the Group’s 2018 financial statements.

Reasonably possible alternative assumptions

Valuation techniques applied to many of the Group’s level 3 instruments often involve the use of two or more inputs whose relationship is interdependent. The calculation of the effect of reasonably possible alternative assumptions included in the table above reflects such relationships and are unchanged from those described in the Group’s 2018 financial statements.